Schedule of Compositions of net sectorial financial assets and liabilities balances per tariff cycle (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current	R$ 383,740	R$ 173,465	R$ 355,570
Sectorial financial assets, noncurrent	383,740	173,465	118,419
Sectorial financial liabilities, current	(139,770)	(188,709)
Sectorial financial liabilities, Non current	153,409		R$ (102,284)
Sectorial financial assets, current	(139,770)	(188,709)
Sectorial financial assets, noncurrent	(153,409)
Electricity Rate Adjustment Recoverable 2021 [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current		173,465
Sectorial financial assets, noncurrent		173,465
Electricity Rate Adjustment Recoverable 2021 [Member] | Portion A | C V A Energ [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current		(54,864)
Sectorial financial assets, noncurrent		(54,864)
Electricity Rate Adjustment Recoverable 2021 [Member] | Portion A | Electricity purchased for resale - Itaipu
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current		231,588
Sectorial financial assets, noncurrent		231,588
Electricity Rate Adjustment Recoverable 2021 [Member] | Portion A | Charges For Using The Transmission System Basic Grid [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current		88,137
Sectorial financial assets, noncurrent		88,137
Electricity Rate Adjustment Recoverable 2021 [Member] | Portion A | Transport Of Energy Purchased From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current		9,766
Sectorial financial assets, noncurrent		9,766
Electricity Rate Adjustment Recoverable 2021 [Member] | Portion A | E S S [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current		11,266
Sectorial financial assets, noncurrent		11,266
Electricity Rate Adjustment Recoverable 2021 [Member] | Portion A | C D E [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current		(903)
Sectorial financial assets, noncurrent		(903)
Electricity Rate Adjustment Recoverable 2021 [Member] | Portion A | Proinfa [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current		(89)
Sectorial financial assets, noncurrent		(89)
Electricity Rate Adjustment Recoverable 2021 [Member] | Other financial components | Neutrality
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current		27,923
Sectorial financial assets, noncurrent		27,923
Electricity Rate Adjustment Recoverable 2021 [Member] | Other financial components | Overcontracting
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current		78,836
Sectorial financial assets, noncurrent		78,836
Electricity Rate Adjustment Recoverable 2021 [Member] | Other financial components | Hydrological risk
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current		(143,147)
Sectorial financial assets, noncurrent		(143,147)
Electricity Rate Adjustment Recoverable 2021 [Member] | Other financial components | Tariff refunds
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current		(76,144)
Sectorial financial assets, noncurrent		(76,144)
Electricity Rate Adjustment Recoverable 2021 [Member] | Other financial components | Other [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current		1,096
Sectorial financial assets, noncurrent		1,096
Electricity Rate Adjustment Recoverable 2022 [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current	383,740
Sectorial financial assets, noncurrent	383,740
Electricity Rate Adjustment Recoverable 2022 [Member] | Portion A | C V A Energ [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current	(175,646)
Sectorial financial assets, noncurrent	(175,646)
Electricity Rate Adjustment Recoverable 2022 [Member] | Portion A | Electricity purchased for resale - Itaipu
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current	486,312
Sectorial financial assets, noncurrent	486,312
Electricity Rate Adjustment Recoverable 2022 [Member] | Portion A | Charges For Using The Transmission System Basic Grid [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current	13,211
Sectorial financial assets, noncurrent	13,211
Electricity Rate Adjustment Recoverable 2022 [Member] | Portion A | Transport Of Energy Purchased From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current	(929)
Sectorial financial assets, noncurrent	(929)
Electricity Rate Adjustment Recoverable 2022 [Member] | Portion A | E S S [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current	253,471
Sectorial financial assets, noncurrent	253,471
Electricity Rate Adjustment Recoverable 2022 [Member] | Portion A | C D E [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current	(28,186)
Sectorial financial assets, noncurrent	(28,186)
Electricity Rate Adjustment Recoverable 2022 [Member] | Portion A | Proinfa [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, noncurrent	(99)
Electricity Rate Adjustment Recoverable 2022 [Member] | Other financial components | Neutrality
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current	23,702
Sectorial financial assets, noncurrent	23,702
Electricity Rate Adjustment Recoverable 2022 [Member] | Other financial components | Overcontracting
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current	(62,531)
Sectorial financial assets, noncurrent	(62,531)
Electricity Rate Adjustment Recoverable 2022 [Member] | Other financial components | Hydrological risk
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current	(183,739)
Sectorial financial assets, noncurrent	(183,739)
Electricity Rate Adjustment Recoverable 2022 [Member] | Other financial components | Tariff refunds
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current	(39,014)
Sectorial financial assets, noncurrent	(39,014)
Electricity Rate Adjustment Recoverable 2022 [Member] | Other financial components | Other [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current	66,635
Sectorial financial assets, noncurrent	66,636
Electricity Rate Adjustment Recoverable 2022 [Member] | Other financial components | Itaipu Bonus [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current	30,553
Sectorial financial assets, noncurrent	30,552
Electricity Rate Adjustment Recoverable 2022 Member Electricity Rate Adjustment Recoverable 2022 [Member] | Portion A | Proinfa [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial assets, current	(99)
Electricity Rate Adjustment Recoverable 2020 [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current		(188,709)
Sectorial financial liabilities, Non current
Electricity Rate Adjustment Recoverable 2020 [Member] | Portion A | C V A Energ [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current		9,675
Sectorial financial liabilities, Non current
Electricity Rate Adjustment Recoverable 2020 [Member] | Portion A | Charges For Using The Transmission System Basic Grid [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current		603
Sectorial financial liabilities, Non current
Electricity Rate Adjustment Recoverable 2020 [Member] | Portion A | Transport Of Energy Purchased From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current		214
Sectorial financial liabilities, Non current
Electricity Rate Adjustment Recoverable 2020 [Member] | Portion A | E S S [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current		(3,401)
Sectorial financial liabilities, Non current
Electricity Rate Adjustment Recoverable 2020 [Member] | Portion A | C D E [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current		(66)
Sectorial financial liabilities, Non current
Electricity Rate Adjustment Recoverable 2020 [Member] | Portion A | Proinfa [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current		33
Sectorial financial liabilities, Non current
Electricity Rate Adjustment Recoverable 2020 [Member] | Other financial components | Neutrality
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current		21,419
Sectorial financial liabilities, Non current
Electricity Rate Adjustment Recoverable 2020 [Member] | Other financial components | Overcontracting
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current		(26,995)
Sectorial financial liabilities, Non current
Electricity Rate Adjustment Recoverable 2020 [Member] | Other financial components | Hydrological risk
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current		(187,817)
Sectorial financial liabilities, Non current
Electricity Rate Adjustment Recoverable 2020 [Member] | Other financial components | Tariff refunds
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current		(41,381)
Sectorial financial liabilities, Non current
Electricity Rate Adjustment Recoverable 2020 [Member] | Other financial components | Other [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current		2,612
Sectorial financial liabilities, Non current
Electricity Rate Adjustment Recoverable 2020 [Member] | Other financial components | Offset Of Energy Surplus Deficit Under C C E A R Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current		R$ 36,395
Sectorial financial liabilities, Non current
Tariff Review 2021 [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current	(139,770)
Tariff Review 2021 [Member] | Portion A | C V A Energ [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current	(124,550)
Tariff Review 2021 [Member] | Portion A | Electricity purchased for resale - Itaipu
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current	314,342
Tariff Review 2021 [Member] | Portion A | Charges For Using The Transmission System Basic Grid [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current	154,099
Tariff Review 2021 [Member] | Portion A | Transport Of Energy Purchased From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current	15,876
Tariff Review 2021 [Member] | Portion A | E S S [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current	24,338
Tariff Review 2021 [Member] | Portion A | C D E [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current	37,586
Tariff Review 2021 [Member] | Portion A | Proinfa [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current	10,699
Tariff Review 2021 [Member] | Other financial components | Neutrality
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current	33,773
Tariff Review 2021 [Member] | Other financial components | Overcontracting
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current	46,466
Tariff Review 2021 [Member] | Other financial components | Hydrological risk
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current	(236,674)
Tariff Review 2021 [Member] | Other financial components | Tariff refunds
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current	(55,116)
Tariff Review 2021 [Member] | Other financial components | Other [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current	(23,075)
Tariff Review 2021 [Member] | Other financial components | Offset Of Energy Surplus Deficit Under C C E A R Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current	(184)
Tariff Review 2021 [Member] | Other financial components | Refund Pis And Cofins Credits [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current	(337,350)
Tariff Review 2023 [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, Non current	(109,507)
Tariff Review 2023 [Member] | Other financial components | Overcontracting
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, Non current	(21,951)
Tariff Review 2023 [Member] | Other financial components | Other [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, Non current	(87,556)
Tariff Review 2024 [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, Non current	(21,951)
Tariff Review 2024 [Member] | Tariff refunds | Overcontracting
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, Non current	(21,951)
Tariff Review 2025 [Member]
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, current	(21,951)
Tariff Review 2025 [Member] | Tariff refunds | Overcontracting
IfrsStatementLineItems [Line Items]
Sectorial financial liabilities, Non current	R$ (21,951)